Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
3. Revenue

ASC 606 aligns revenue recognition with the timing of when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To achieve this core principle, the Company applies the following five steps in accordance with ASC 606:

Identify the contract with a customer

A contract with a customer exists when: (a) the parties have approved the contract and are committed to perform their respective obligations, (b) the rights of the parties can be identified, (c) payment terms can be identified, (d) the arrangement has commercial substance, and (e) collectibility of consideration is probable. Judgment is required when determining if the contractual criteria are met, specifically in the earlier stages of a project when a formally executed contract may not yet exist. In these situations, the Company evaluates all relevant facts and circumstances, including the existence of other forms of documentation or historical experience with our customers that may indicate a contractual agreement is in place and revenue should be recognized. In determining if the collectibility of consideration is probable, the Company considers the customer’s ability and intention to pay such consideration through an evaluation of several factors, including an assessment of the creditworthiness of the customer and our prior collection history with such customer.

Identify the performance obligations in the contract

At contract inception, the Company assesses the goods or services promised in a contract and identifies, as a separate performance obligation, each distinct promise to transfer goods or services to the customer. The identified performance obligations represent the "unit of account" for purposes of determining revenue recognition. In order to properly identify separate performance obligations, the Company applies judgment in determining whether each good or service provided is: (a) capable of being distinct, whereby the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and (b) distinct within the context of the contract, whereby the transfer of the good or service to the customer is separately identifiable from other promises in the contract.
In addition, when assessing performance obligations within a contract, the Company considers the warranty provisions included within such contract. To the extent the warranty terms provide the customer with an additional service, other than assurance that the promised good or service complies with agreed upon specifications, such warranty is accounted for as a separate performance obligation. In determining whether a warranty provides an additional service, the Company considers each warranty provision in comparison to warranty terms which are standard in the industry.

Determine the transaction price

The transaction price represents the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to our customers. The consideration promised within a contract may include fixed amounts, variable amounts, or both. To the extent the performance obligation includes variable consideration, including contract bonuses and penalties that can either increase or decrease the transaction price, the Company estimates the amount of variable consideration to be included in the transaction price utilizing one of two prescribed methods, depending on which method better predicts the amount of consideration to which the entity will be entitled. Such methods include: (a) the expected value method, whereby the amount of variable consideration to be recognized represents the sum of probability weighted amounts in a range of possible consideration amounts, and (b) the most likely amount method, whereby the amount of variable consideration to be recognized represents the single most likely amount in a range of possible consideration amounts. When applying these methods, the Company considers all information that is reasonably available, including historical, current and estimates of future performance.

Variable consideration is included in the transaction price only to the extent it is probable, in the Company’s judgment, that a significant future reversal in the amount of cumulative revenue recognized under the contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved. This threshold is referred to as the variable consideration constraint. In assessing whether to apply the variable consideration constraint, the Company considers if factors exist that could increase the likelihood or the magnitude of a potential reversal of revenue, including, but not limited to, whether: (a) the amount of consideration is highly susceptible to factors outside of the Company’s influence, such as the actions of third parties, (b) the uncertainty surrounding the amount of consideration is not expected to be resolved for a long period of time, (c) the Company’s experience with similar types of contracts is limited or that experience has limited predictive value, (d) the Company has a practice of either offering a broad range of price concessions or changing the payment terms and conditions of similar contracts in similar circumstances, and (e) the contract has a large number and broad range of possible consideration amounts.

Pending change orders represent one of the most common forms of variable consideration included within contract value and typically represent contract modifications for which a change in scope has been authorized or acknowledged by our customer, but the final adjustment to contract price is yet to be negotiated. In estimating the transaction price for pending change orders, the Company considers all relevant facts, including documented correspondence with the customer regarding acknowledgment and/or agreement with the modification, as well as historical experience with the customer or similar contractual circumstances. Based upon this assessment, the Company estimates the transaction price, including whether the variable consideration constraint should be applied.

Changes in the estimates of transaction prices are recognized on a cumulative catch-up basis in the period in which the revisions to the estimates are made. Such changes in estimates can result in the recognition of revenue in a current period for performance obligations which were satisfied or partially satisfied in prior periods. Such changes in estimates may also result in the reversal of previously recognized revenue if the ultimate outcome differs from the Company’s previous estimate.

Allocate the transaction price to performance obligations in the contract

For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation based on a relative standalone selling price. The Company determines the standalone selling price based on the price at which the performance obligation would have been sold separately in similar circumstances to similar customers. If the standalone selling price is not observable, the Company estimates the standalone selling price taking into account all available information such as market conditions and internal pricing guidelines. In certain circumstances, the standalone selling price is determined using an expected profit margin on anticipated costs related to the performance obligation.

Recognize revenue as performance obligations are satisfied

The Company recognizes revenue at the time the related performance obligation is satisfied by transferring a promised good or service to its customers. A good or service is considered to be transferred when the customer obtains control. The Company can transfer control of a good or service and satisfy its performance obligations either over time or at a point in time. The Company transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognizes revenue over time if one of the following three criteria are met: (a) the customer simultaneously receives and consumes the benefits provided by the Company’s performance as we perform, (b) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced, or (c) the Company’s performance does not create an asset with an alternative use to us, and we have an enforceable right to payment for performance completed to date.

For our performance obligations satisfied over time, we recognize revenue by measuring the progress toward complete satisfaction of that performance obligation. The selection of the method to measure progress towards completion can be either an input method or an output method and requires judgment based on the nature of the goods or services to be provided.
Revenue from contracts with customers consist of the following (in millions):

	Years Ended December 31,
	2019	2018
Revenue (1)
Construction	$713.3	$716.4
Energy	39.0	20.7
Telecommunications	696.1	793.6
Broadcasting	41.8	45.4
Other	—	3.7
Total revenue	$1,490.2	$1,579.8
(1) The Insurance segment does not have revenues in scope of ASC 606.

Accounts receivables, net from contracts with customers consist of the following (in millions):

	December 31,
	2019	2018
Accounts receivables with customers
Construction	$199.2	$196.6
Energy	31.1	3.3
Telecommunications	51.9	117.6
Broadcasting	8.5	9.2
Total accounts receivables with customers	$290.7	$326.7

Construction Segment

DBMG performs its services primarily under fixed-price contracts and recognizes revenue over time using the input method to measure progress for its projects. The nature of the projects does not provide measurable value to the customer over time and control does not transfer to the customer at discrete points in time. The customer receives value over the term of the project based on the amount of work that has been completed towards the delivery of the completed project. The most reliable measure of progress is the cost incurred towards delivery of the completed project. Therefore, the input method provides the most reliable method to measure progress. Revenue recognition begins when work has commenced. Costs include all direct material and labor costs related to contract performance, subcontractor costs, indirect labor, and fabrication plant overhead costs, which are charged to contract costs as incurred. Revenues relating to changes in the scope of a contract are recognized when DBMG and customer or general contractor have agreed on both the scope and price of changes, the work has commenced, it is probable that the costs of the changes will be recovered and that realization of revenue exceeding the costs is assured beyond a reasonable doubt. Revisions in estimates during the course of contract work are reflected in the accounting period in which the facts requiring the revision become known. Provisions for estimated losses on uncompleted contracts are made in the period a loss on a contract becomes determinable.

Service Contracts

For service contracts (including maintenance contracts) where we have the right to consideration from the customer in an amount that corresponds directly with the value received by the customer based on our performance to date, revenue is recognized when services are performed and contractually billable. For all other types of service contracts, revenue is recognized over time using the input method to measure progress because it best depicts the transfer of value to the customer. Costs include all direct material and labor costs, subcontractor costs, and allocated overhead costs related to contract performance.

Construction contracts with customers generally provide that billings are to be made monthly in amounts which are commensurate with the extent of performance under the contracts. Contract receivables arise principally from the balance of amounts due on progress billings on jobs under construction. Retention on contract receivables are amounts due on progress billings, which are withheld until the completed project has been accepted by the customer.

Disaggregation of Revenues

DBMG's revenues are principally derived from contracts to provide fabrication and erection services to its customers. Contracts represent majority of the revenue of the Construction segment and are generally recognized over time. A majority of contracts are domestic, fixed priced, and are in excess of one year. Disaggregation of the Construction segment, by market or type of customer, is used to evaluate its financial performance.
The following table disaggregates DBMG's revenue by market (in millions):

	Years Ended December 31,
	2019	2018
Commercial	$205.4	$253.4
Convention	77.4	155.8
Healthcare	49.5	105.0
Industrial	238.0	79.5
Transportation	64.8	53.0
Other	77.8	69.5
Total revenue from contracts with customers	712.9	716.2
Other revenue	0.4	0.2
Total Construction segment revenue	$713.3	$716.4

Contract Assets and Contract Liabilities

The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from our long-term construction projects when revenue recognized under the cost-to-cost measure of progress exceed the amounts invoiced to our customers, as the amounts cannot be billed under the terms of our contracts. Such amounts are recoverable from our customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of a contract. In addition, many of our time and materials arrangements, as well as our contracts to perform turnaround services within the United States industrial services segment, are billed in arrears pursuant to contract terms that are standard within the industry, resulting in contract assets and/or unbilled receivables being recorded, as revenue is recognized in advance of billings. Also included in contract assets are amounts we seek or will seek to collect from customers or others for errors or changes in contract specifications or design, contract change orders or modifications in dispute or unapproved as to both scope and/or price or other customer-related causes of unanticipated additional contract costs (claims and unapproved change orders). Our contract assets do not include capitalized costs to obtain and fulfill a contract. Contract assets are included in Other assets in the Consolidated Balance Sheets.

Contract liabilities from our long-term construction contracts occur when amounts invoiced to our customers exceed revenues recognized. Contract liabilities additionally include advanced payments from our customers on certain contracts. Contract liabilities decrease as we recognize revenue from the satisfaction of the related performance obligation. Contract liabilities are included in Other liabilities in the Consolidated Balance Sheets.

Contract Assets and Contract Liabilities

Contract assets and contract liabilities consisted of the following (in millions):

	December 31,
	2019	2018
Contract assets	$50.6	$69.0
Contract liabilities	$(50.6)	$(62.0)

The change in contract assets is a result of the recording of $26.2 million of costs in excess of billings driven by new commercial projects, offset by $41.3 million of costs in excess of billings transferred to receivables from contract assets recognized at the beginning of the period. The change in contract liabilities is a result of periodic billing in excess of costs of $49.3 million driven largely by new commercial projects, offset by revenue recognized that was included in the contract liability balance at the beginning of the period in the amount of $60.5 million.

Transaction Price Allocated to Remaining Unsatisfied Performance Obligations

The transaction price allocated to remaining unsatisfied performance obligations consisted of the following (in millions):

	Within one year	Within five years	Total
Commercial	$174.9	$12.7	$187.6
Convention	6.9	—	6.9
Healthcare	20.8	—	20.8
Industrial	107.8	0.1	107.9
Transportation	76.2	—	76.2
Other	62.3	—	62.3
Remaining unsatisfied performance obligations	$448.9	$12.8	$461.7
DBMG includes an additional $36.0 million in its backlog that is not included in the remaining unsatisfied performance obligations noted above. This backlog represents commitments under master service agreements that are estimated amounts of work to be performed based on customer communications, historic experience and knowledge of our customers' intentions.

DBMG's remaining unsatisfied performance obligations, otherwise referred to as backlog, increase with awards of new contracts and decrease as it performs work and recognizes revenue on existing contracts. DBMG includes a project within its remaining unsatisfied performance obligations at such time the project is awarded and agreement on contract terms has been reached. DBMG's remaining unsatisfied performance obligations include amounts related to contracts for which a fixed price contract value is not assigned when a reasonable estimate of total transaction price can be made. DBMG expects to recognize this revenue over the next twenty four months.

Remaining unsatisfied performance obligations include unrecognized revenues to be realized from uncompleted construction contracts. Although many of DBMG's contracts are subject to cancellation at the election of its customers, in accordance with industry practice, DBMG does not limit the amount of unrecognized revenue included within its remaining unsatisfied performance obligations due to the inherent substantial economic penalty that would be incurred by its customers upon cancellation.

Energy Segment

ANG's revenues are principally derived from sales of compressed natural gas. ANG recognizes revenue from the sale of natural gas fuel primarily at the time the fuel is dispensed.

In December 2019, the U.S. Congress passed an alternative fuel tax credit ("AFTC") which will continue to support the use of natural gas. The AFTC is retroactive beginning January 2018 and extends through 2020. The legislation extends the $0.50 per gallon fuel credit/payment for the use of natural gas as a transportation fuel, and the Alternative Fuel Vehicle Refueling Property Credit, which extends the 30 percent/$30,000 investment tax credit for alternative vehicle refueling property. Net revenue after customer rebates for such credits recognized in 2019 was $10.6 million.

As a result of the Bipartisan Budget Act of 2018, signed into law on February 9, 2018, all AFTC revenue for vehicle fuel ANG sold in 2017 was collected in the second quarter of 2018. Net revenue after customer rebates for such credits recognized in 2018 was $2.6 million.

Disaggregation of Revenues

The following table disaggregates ANG's revenue by type (in millions):

	Years Ended December 31,
	2019	2018
Volume-related	$27.5	$16.5
Maintenance services	0.1	0.1
Total revenue from contracts with customers	27.6	16.6
RNG incentives	0.5	1.3
Alternative fuel tax credit	10.6	2.6
Other revenue	0.3	0.2
Total Energy segment revenue	$39.0	$20.7

Telecommunications Segment

ICS operates an extensive network of direct routes and offers premium voice communication services for carrying a mix of business, residential and carrier long-distance traffic, data and transit traffic. Customers may have a bilateral relationship with ICS, meaning they have both a customer and vendor relationship with ICS. In these cases, ICS sells the customer access to the ICS supplier routes but also purchases access to the customer’s supplier routes.

Net revenue is derived from the long-distance data and transit traffic. Net revenue is earned based on the number of minutes during a call multiplied by the price per minute, and is recorded upon completion of a call. Completed calls are billable activity while incomplete calls are non-billable. Incomplete calls may occur as a result of technical issues or because the customer’s credit limit was exceeded and thus the customer routing of traffic was prevented.

Revenue for a period is calculated from information received through ICS’s billing software, such as minutes and market rates. Customized billing software has been implemented to track the information from the switch and analyze the call detail records against stored detailed information about revenue rates. This software provides ICS with the ability to perform a timely and accurate analysis of revenue earned in a period.
ICS evaluates gross versus net revenue recognition for each of its contractual arrangements by assessing indicators of control and significant influence to determine whether the ICS acts as a principal (i.e. gross recognition) or an agent (i.e. net recognition). ICS has determined that it acts as a principal for all of its performance obligations in connection with all revenue earned. Net revenue represents gross revenue, net of allowance for doubtful accounts receivable, service credits and service adjustments. Cost of revenue includes network costs that consist of access, transport and termination costs. The majority of ICS’s cost of revenue is variable, primarily based upon minutes of use, with transmission and termination costs being the most significant expense.

Disaggregation of Revenues

ICS's revenues are predominantly derived from wholesale of international long distance minutes (in millions):

	Years Ended December 31,
	2019	2018
Termination of long distance minutes	$696.1	$793.6
Total revenue from contracts with customers	696.1	793.6
Other revenue	—	—
Total Telecommunications segment revenue	$696.1	$793.6

Broadcasting Segment

Network advertising revenue is generated primarily from the sale of television airtime for programs or advertisements. Network advertising revenue is recognized when the program or advertisement is broadcast. Revenues are reported net of agency commissions, which are calculated as a stated percentage applied to gross billings. The Network advertising contracts are generally short-term in nature.

Network distribution revenue consists of payments received from cable, satellite and other multiple video program distribution systems for their retransmission of our network content. Network distribution revenue is recognized as earned over the life of the retransmission consent contract and varies from month to month. Variable fees are usage/sales based, calculated on the average number of subscribers, and recognized as revenue when the usage occurs. Transaction prices are based on the contract terms, with no material judgments or estimates.

Broadcast station revenue is generated primarily from the sale of television airtime in return for a fixed fee or a portion of the related ad sales recognized by the third party. In a typical broadcast station revenue agreement, the licensee of a station makes available, for a fee, airtime on its station to a party which supplies content to be broadcast during that airtime and collects revenue from advertising aired during such content. Broadcast station revenue is recognized over the life of the contract, when the program is broadcast. The fees that we charge can be fixed or variable and the contracts that the Company enters into are generally short-term in nature. Variable fees are usage/sales-based and recognized as revenue when the subsequent usage occurs. Transaction prices are based on the contract terms, with no material judgments or estimates.

Disaggregation of Revenues

The following table disaggregates the Broadcasting segment's revenue by type (in millions):

	Years Ended December 31,
	2019	2018
Network advertising	$22.7	$28.2
Broadcast station	11.9	10.8
Network distribution	4.9	4.8
Other	2.3	1.6
Total revenue from contracts with customers	41.8	45.4
Other revenue	—	—
Total Broadcasting segment revenue	$41.8	$45.4

Transaction Price Allocated to Remaining Unsatisfied Performance Obligations

The transaction price allocated to remaining unsatisfied performance obligations consisted of $4.9 million, $7.1 million, and $2.0 million of network advertising, broadcasting station revenues, and other revenues respectively of which $6.5 million is expected to be recognized within one year and $7.5 million is expected to be recognized within five years.